Derivatives	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
NOTE 22 - DERIVATIVES
To accommodate customer need and to support the Company’s asset/liability positioning, on occasion we enter into interest rate swaps with a customer and a bank counterparty. The interest rate swaps are free-standing derivatives and are recorded at fair value. The Company enters into a floating rate loan and a fixed rate swap with our customer. Simultaneously, the Company enters into an offsetting fixed rate swap with a bank counterparty. In connection with each swap transaction, the Company agrees to pay interest to the customer on a notional amount at a variable interest rate and receive interest from the customer on the same notional amount at a fixed interest rate. At the same time, the Company agrees to pay a bank counterparty the same fixed interest rate on the same notional amount and receive the same variable interest rate on the same notional amount. These transactions allow the Company’s customer to effectively convert variable rate loans to fixed rate loans. Since the Company acts as an intermediary for its customer, changes in the fair value of the underlying derivative contracts offset each other and do not significantly impact the Company’s results of operations unless a significant difference in credit risk emerges between the counterparties at either end of one of the swap contracts. None of the Company’s derivatives are designated as hedging instruments.
The Company presents
derivative positions gross on the balance sheet for customers and net for financial institution counterparty positions
subject to master netting arrangements. The following table reflects the derivatives recorded on the balance sheet as of December 31:

	2021		2020
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets:
Interest rate swaps with loan customers in an asset position	$173,490	$11,072	$244,748	$21,700

Total included in other assets		$11,072		$21,700

Included in accrued expenses and other liabilities:
Interest rate swaps with loan customers in a liability position	$71,328	$1,628	$—	$—
Counterparty positions with financial institutions in an asset position	71,328	(1,628)	—	—
Counterparty positions with financial institutions in a liability position	173,490	11,072	244,748	21,764

Total included in accrued expenses and other liabilities		$11,072		$21,764

Gross notional positions with customers	$244,818		$244,748
Gross notional positions with financial institution counterparties	$244,818		$244,748

The effect of swap fair value changes on the Consolidated Statement of Operations for the years ended December 31, 2021, 2020 and 2019 are as follows:

Derivatives Not Designated	Location of Gain or (Loss) Recognized in	Amount of Gain or (Loss) Recognized in Income on Derivatives
as Hedging Instruments	Income on Derivative	2021	2020	2019

Interest rate swaps related to customer loans	Other income	$ 64	$ (64)	$ —

Total		$ 64	$ (64)	$ —

The Company monitors and controls all derivative products with a comprehensive Board of Director approved commercial loan swap policy. All hedge transactions must be approved in advance by the Lenders Loan Committee or the Directors Loan Committee of the Board of Directors. The Company classifies changes in the fair value of derivatives with “Other” in the Consolidated Statements of Operation. Any fees paid to enter the swap contract at inception are recognized in earnings when received. Such fees amounted to $207 and $1,459 during the years ended December 31, 2021 and 2020, respectively.
At December 31, 2021, the Company had cash and securities at fair value pledged for collateral on its interest rate swaps with third party financial institutions of $10,780 and $509, respectively. At December 31, 2020, the Company had cash and securities at fair value pledged for collateral on its interest rate swaps with third party financial institutions of $11,300 and $11,705, respectively.